Commitments (Details) - Schedule of future minimum lease payments $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Future Minimum Lease Payments Abstract
2022	$ 1,465
2023	1,893
2024	1,831
2025	1,843
2026	1,875
Thereafter	12,448
Total future minimum lease payments	$ 21,355